[logo] Legg Mason Wood Walker, Incorporated
100 Light  Street,  P.O. Box 1476,
Baltimore, MD 21203-1476 410 o 539 o 0000


                                       September 8, 2003


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Focus Trust, Inc.
                  1933 Act File No. 33-8090
                  1940 Act File No. 811-8966

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Statement of Additional Information with respect to the above-referenced fund does not differ from that filed in Post-Effective Amendment No. 15 that was filed electronically on August 20, 2003.

                                       Very truly yours,

                                       /s/ Marc R. Duffy

                                       Marc R. Duffy
                                       Associate General Counsel

MRD:awb